Rationalization Of Operations (Tables)	12 Months Ended
Sep. 30, 2015
Restructuring Charges [Abstract]
Schedule Of Change In Liability For Rationalization Of Operations
The change in the liability for rationalization of operations during the years ended September 30 follows:

	2014	Expense	Paid/Utilized	2015
Severance and benefits	$20	174	89	105
Lease and other contract terminations	1	3	3	1
Asset write-downs	—	3	3	—
Vacant facility and other shutdown costs	—	12	9	3
Start-up and moving costs	1	19	17	3
Total	$22	211	121	112

	2013	Expense	Paid/Utilized	2014
Severance and benefits	$27	27	34	20
Lease and other contract terminations	3	3	5	1
Asset write-downs	—	2	2	—
Vacant facility and other shutdown costs	1	5	6	—
Start-up and moving costs	1	18	18	1
Total	$32	55	65	22

Schedule Of Rationalization Of Operations By Segment
Rationalization of operations expense by business segment follows:

	2013	2014	2015
Process Management	$15	17	89
Industrial Automation	27	7	22
Network Power	25	15	64
Climate Technologies	3	14	20
Commercial & Residential Solutions	8	2	11
Corporate	—	—	5
Total	$78	55	211